Financial risk management (Details 3) - USD ($)		Mar. 31, 2018	Mar. 31, 2017
Contractua Lmaturity Analysis For Financia Lliabilities [Line Items]
Current long term debt		$ (1,427,773)	$ (1,215,885)
Non-Current long term debt		27,430	48,743
Short term debt		250,204,044	224,391,280
Current trade payables		11,741,143	13,004,865
Other current financial liabilities		7,285,473	12,259,830
Current liabilities		270,101,820	266,556,835
Total		1,115,811	4,823,959
Within 6 months
Contractua Lmaturity Analysis For Financia Lliabilities [Line Items]
Current long term debt	[1]	1,626,345	1,271,624
Short term debt		248,775,942	223,175,395
Current trade payables		11,741,143	13,004,865
Other current financial liabilities		7,285,473	12,259,830
Current lease obligation		307,899	321,447
Current liabilities		269,736,802	250,033,161
6-12 months
Contractua Lmaturity Analysis For Financia Lliabilities [Line Items]
Current long term debt	[1]	3,759	67,907
Short term debt		0	0
Current trade payables		0	0
Other current financial liabilities		0	0
Current lease obligation		0	0
Current liabilities		3,759	67,907
1-5 years
Contractua Lmaturity Analysis For Financia Lliabilities [Line Items]
Non-Current long term debt	[1]	28,330	55,989
Non-Current trade payables		0	0
Other non-current financial liabilities		0	0
Non-Current lease obligation		0	0
Total		28,330	55,989
More than 5 years
Contractua Lmaturity Analysis For Financia Lliabilities [Line Items]
Non-Current long term debt	[1]	0	0
Non-Current trade payables		0	0
Other non-current financial liabilities		0	0
Non-Current lease obligation		0	0
Total		$ 0	$ 0

[1]	Includes future interest costs on account of long term debt as at reporting period to be payable over the period of term loan.